HELD FOR SALE - Changes in Assets Held for Sale (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Balance, beginning of period	$ 131,577
Balance, end of period	132,625	$ 131,577
Held for sale
Disclosure of financial assets [line items]
Balance, beginning of period	1,852	576
Reclassification to assets held for sale, net	1,149	1,798
Disposals	(476)	(525)
Fair value adjustments	16	(67)
Foreign currency translation	0	1
Acquisition of Foreign Investments	0	47
Other	58	22
Balance, end of period	$ 2,599	$ 1,852